Distributed Operations - Summary of Carrying Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 03, 2023	Dec. 31, 2022
Disclosure of Distributed Operations [line Items]
Cash and cash equivalents	$ 61,134	$ 85,543	$ 122,293		$ 194,471
Receivables, prepaids and deposits	369	3,631
Property, plant and equipment	9,374	8,988
Exploration and evaluation assets	341,014	343,794
TOTAL ASSETS	1,099,780	1,131,223
Other liabilities	(1,461)	(21)
TOTAL LIABILITIES	(282,847)	(240,293)
Net assets distributed upon separation	$ 1,099,780	$ 1,131,223
Lithium Americas
Disclosure of Distributed Operations [line Items]
Cash and cash equivalents				$ 275,499
Receivables, prepaids and deposits				16,877
Property, plant and equipment				131,182
Exploration and evaluation assets				770
Investment in Green Technology Metals				3,590
Investment in Ascend Elements				8,582
TOTAL ASSETS				436,500
Accounts payable and accrued liabilities				(17,157)
Current portion of long-term liabilities				(808)
GM transaction derivative liability				(370)
Decommissioning provision				(601)
Other liabilities				(4,617)
TOTAL LIABILITIES				(23,553)
Net assets distributed upon separation				$ 412,947